4. Loan Servicing (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Transfers and Servicing of Financial Assets [Abstract]
Balance at beginning of year	$ 1,311,965	$ 1,329,079
Mortgage servicing rights capitalized	230,818	209,713
Mortgage servicing rights amortized	(257,921)	(250,955)
Change in valuation allowance	8,217	24,128
Balance at end of year	$ 1,293,079	$ 1,311,965